Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis

The following table summarizes the Company’s financial assets measured at fair value as of January 31, 2020 and July 31, 2020 and indicates the fair value hierarchy of the valuation:

	Fair value measurements on a recurring basis as of January 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$67,119	$—	$—

Total assets	$67,119	$—	$—

Liabilities:
Contingent consideration (included in other long-term liabilities)	$—	$—	$195

Total liabilities	$—	$—	$195

	Fair value measurements on a recurring basis as of July 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$353,857	$—	$—

Total assets	$353,857	$—	$—

Liabilities:
Contingent consideration (included in other accrued expenses)	$—	$—	$209

Total liabilities	$—	$—	$209

The following table summarizes the Company’s financial assets measured at fair value as of January 31, 2019 and 2020 and indicates the fair value hierarchy of the valuation:

	Fair value measurements on a recurring basis As of January 31, 2019
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$59,630	$—	$—

Total assets	$59,630	$—	$—

	Fair value measurements on a recurring basis As of January 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market accounts (included in cash and cash equivalents)	$67,119	$—	$—

Total assets	$67,119	$—	$—

Liabilities:
Contingent consideration (included in other long-term liabilities)	$—	$—	$195

Total liabilities	$—	$—	$195

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

A reconciliation of the balance for contingent consideration obligations for the three and six months ended July 31, 2020 is as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Balance, beginning of period	$—	$190	$—	$195
Acquisitions	—	—	—	—
Change in fair value	—	—	—	—
Translation adjustments	—	19	—	14

Balance, end of period	$—	$209	$—	$209

A reconciliation of the beginning and ending balances for contingent consideration obligations are as follows:

Balance as of January 31, 2018	$—
Acquisitions	—
Change in fair value	—
Translation adjustments	—

Balance as of January 31, 2019	—
Acquisitions	197
Change in fair value	—
Translation adjustments	(2)

Balance as of January 31, 2020	$195